Share capital (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Preferred Shares Outstanding

As at December 31, 2015, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31,	December 31,
Series	Authorized	Issued	2015	2014
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	13,321,774	333,044	341,638
D	20,000,000	4,981,029	124,526	127,625
E	15,000,000	5,370,600	134,265	135,000
R	1,000,000	—	—	—